Related Party Transactions	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 26: RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party

has the ability to directly or indirectly

control the other party or exercise significant influence

over the other party in
making financial or operational decisions.

The Bank’s related parties include key management

personnel, their close family members and their related

entities,
subsidiaries, associates, joint ventures, and

post-employment benefit plans for the Bank’s employees.
TRANSACTIONS WITH KEY MANAGEMENT

PERSONNEL, THEIR CLOSE FAMILY MEMBERS,

AND THEIR RELATED ENTITIES
Key management personnel are those persons

having authority and responsibility

for planning, directing,

and controlling the activities of the Bank, directly

or
indirectly. The Bank considers certain of its officers and directors to be key management personnel. The Bank

makes loans to its key management personnel,

their
close family members,

and their related entities on market

terms and conditions with the exception of

banking products and services for key

management
personnel, which are subject to approved policy

guidelines that govern all employees.
As at October 31, 2025, $ 131

million (October 31, 2024 – $
14

million) of related party loans were outstanding

from key management personnel, their

close family
members,

and their related entities. This amount

also includes balances from certain retired

key management personnel.
COMPENSATION
The remuneration of key management personnel

was as follows:
Compensation
(millions of Canadian dollars) For the years ended October 31

2025 2024
Short-term employee benefits

$ 52 $ 30
Post-employment benefits

3 1
Share-based payments

54 23
Total

$ 109 $ 54
In addition, the Bank offers deferred share and

other plans to non-employee directors, executives,

and certain other key employees. Refer

to Note 21 for further
details.
In the ordinary course of business, the Bank

also provides various banking services to associated

and other related corporations on terms

similar to those
offered to non-related parties.
TRANSACTIONS WITH SUBSIDIARIES,

SCHWAB, AND SYMCOR INC.
Transactions between the Bank and its subsidiaries

meet the definition of related party transactions.

If these transactions are eliminated on

consolidation, they are
not disclosed as related party transactions.
Transactions between the Bank, Schwab, and Symcor

Inc. (Symcor) also qualify as related party

transactions. As the Bank’s entire remaining equity

investment
in Schwab was sold on February 12, 2025, Schwab

is no longer a related party as of October

31, 2025, but was a related party up to the date

of sale. There were
no significant transactions between the Bank,

Schwab, and Symcor during the year

ended October 31, 2025, other than as described

in the following sections and
in Note 12.
i) TRANSACTIONS WITH SCHWAB
A description of significant transactions

between the Bank and its affiliates with Schwab

is set forth below.
Insured Deposit Account Agreement
As at October 31, 2025, deposits under

the Schwab IDA Agreement were $
106

billion (US$
76

billion) (October 31, 2024 – $
117

billion (US$
84

billion)). The Bank
paid fees of $405 million related to sweep deposit

accounts from November 1, 2024 to February

11, 2025, the period in which Schwab was a related party to

the
Bank. The Bank paid fees, net of the termination

fees received from Schwab, of $
908

million during the year ended October 31, 2024.
As at October 31, 2025, amounts receivable

from Schwab were $
49

million (October 31, 2024 – $
12

million). As at October 31, 2025, amounts payable

to
Schwab were $ 38

million (October 31, 2024 – $
42

million).
ii) TRANSACTIONS WITH SYMCOR
The Bank has one-third ownership

in Symcor, a Canadian provider of business process

outsourcing services offering a diverse portfolio

of integrated solutions in
item processing, statement processing and

production, and cash management

services. The Bank accounts for Symcor’s

results using the equity method of
accounting. During the year ended October 31,

2025, the Bank paid $
89

million (October 31, 2024 – $
88

million) for these services. As at October

31, 2025, the
amount payable to Symcor was $ 7

million (October 31, 2024 – $
6

million).
The Bank and two other shareholder banks

have also provided a $
100

million unsecured loan facility to Symcor

which was undrawn as at October 31, 2025 and
October 31, 2024.